UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ballentine Capital Management, Inc
           --------------------------------------------------
Address:   10 Avon Meadow Lane
           --------------------------------------------------
           Avon, CT 06001
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  		28-2599
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven W. Ballentine
           --------------------------------------------------
Title:     President & CEO
           --------------------------------------------------
Phone:     (860) 676-1830
           --------------------------------------------------

Signature, Place, and Date of Signing:


       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings forthis reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        	61
                                               -------------

Form 13F Information Table Value Total:       $ 640,549
                                               -------------
                                                (thousands)

	Information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Capital Strategies    COM              024937104    31556  1243600 SH       SOLE                  1243600
American Superconductor Corp   COM              030111108     8010   180000 SH       SOLE                   180000
Avista Corp                    COM              05379B107    20500   503077 SH       SOLE                   503077
Catalytica Inc                 COM              148885106     5181   355800 SH       SOLE                   355800
Coastal Corp                   COM              190441105    11040   240000 SH       SOLE                   240000
Comfort Systems USA            COM              199908104      523    82000 SH       SOLE                    82000
Conductus Inc                  COM              206784100     8275   255100 SH       SOLE                   255100
Conectiv                       COM              206829103    18111  1034900 SH       SOLE                  1034900
Conectiv Class A               COM              206829202      970    44600 SH       SOLE                    44600
Constellation Energy Group     COM              210371100     3506   110000 SH       SOLE                   110000
DQE ,Inc.                      COM              23329J104     9632   211700 SH       SOLE                   211700
DTE Energy                     COM              233331107    11713   403900 SH       SOLE                   403900
Dynatech Corp                  COM              268140100     4838   335100 SH       SOLE                   335100
Edison International           COM              281020107    13068   789000 SH       SOLE                   789000
El Pas Elec. & Gas             COM              283677854    25971  2503200 SH       SOLE                  2503200
Entergy Corp                   COM              29364G103     2695   133500 SH       SOLE                   133500
Florida Progress               COM              341109106     2367    51600 SH       SOLE                    51600
GPU Inc.                       COM              36225X100    16387   598600 SH       SOLE                   598600
ICG Communications             COM              449246107    20389   564400 SH       SOLE                   564400
ITC Deltacom Inc               COM              45031T104     1514    42500 SH       SOLE                    42500
Imperial Credit Industries     COM              452729106      450   100000 SH       SOLE                   100000
Integrated Elec Svcs           COM              45811E103     1724   328400 SH       SOLE                   328400
Intermagnetics General Corp    COM              458771102     4449   261700 SH       SOLE                   261700
Intermedia Communications      COM              458801107      242     5000 SH       SOLE                     5000
Ipalco Enterprises             COM              462613100    44263  2269900 SH       SOLE                  2269900
KCS Energy Inc                 COM              482434206       14    10000 SH       SOLE                    10000
Kaiser Aluminum Corp           COM              483007100      225    50000 SH       SOLE                    50000
Kinder Morgan Inc              COM              49455p101    49211  1426400 SH       SOLE                  1426400
Lincoln Bancorp                COM              532879103      845    85000 SH       SOLE                    85000
MCN Energy Group               COM              55267J100     1250    50000 SH       SOLE                    50000
Mechanical Technology Inc      COM              583538103     7192   101300 SH       SOLE                   101300
Minnesota Pwr & Lt             COM              604110106    20866  1255100 SH       SOLE                  1255100
NCRIC Group Inc                COM              628866105      151    18900 SH       SOLE                    18900
NUI Corporation                COM              629430109    14757   570300 SH       SOLE                   570300
Natl Fuel Gas Co               COM              636180101    25953   582400 SH       SOLE                   582400
New Century Energies           COM              64352U103      295     9800 SH       SOLE                     9800
Nicor Inc                      COM              654086107    12167   369400 SH       SOLE                   369400
Nisource Inc                   COM              65473P105    22219  1316700 SH       SOLE                  1316700
Northeast Utils                COM              664397106    16463   765700 SH       SOLE                   765700
Octel Corp                     COM              675727101     1278   131100 SH       SOLE                   131100
PP&L Resources                 COM              693499105     3945   188400 SH       SOLE                   188400
Peoples Energy                 COM              711030106    11842   431600 SH       SOLE                   431600
Pinnacle West Cap              COM              723484101    27906   990000 SH       SOLE                   990000
Professionals Group Inc        COM              742954100     3549   183760 SH       SOLE                   183760
Public Scs Co N Mex            COM              744499104    30459  1933900 SH       SOLE                  1933900
Reliant Energy Inc             COM              442161105    12063   514700 SH       SOLE                   514700
Sierra Pac Res                 COM              826428104     8456   676445 SH       SOLE                   676445
Sunshing Mining Warrant        COM              867833147        0   372400 SH       SOLE                   372400
TNP Enterprises                COM              872594106     8762   200000 SH       SOLE                   200000
U S West Inc                   COM              91273H101     7771   107000 SH       SOLE                   107000
US Concrete Inc                COM              90333L102     2055   342500 SH       SOLE                   342500
USEC, Inc.                     COM              90333E108      462   100000 SH       SOLE                   100000
UniSource Energy               COM              909205106    34874  2374400 SH       SOLE                  2374400
Unifab Int'l Inc               COM              90467L100      576    72000 SH       SOLE                    72000
Unisys                         COM              909214108     5100   200000 SH       SOLE                   200000
United Panam Financial         COM              911301109       66    50000 SH       SOLE                    50000
Unitil Corp                    COM              913259107     1561    52800 SH       SOLE                    52800
Viatel Inc                     COM              925529208     2208    44000 SH       SOLE                    44000
Washington Gas Light           COM              938837101     9760   359000 SH       SOLE                   359000
Williams Cos Inc               COM              969457100    27026   615100 SH       SOLE                   615100
Worldgate Communications       COM              98156L307     1849    61500 SH       SOLE                    61500